Events After the Reporting Period (Details) $ in Thousands, $ in Millions					2 Months Ended
	Sep. 26, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 08, 2024 USD ($) shares	Jul. 08, 2024 CAD ($)	Sep. 17, 2024 USD ($) shares	Jul. 08, 2024 CAD ($) shares
Subsequent Events [Member]
Events After the Reporting Date [Line Items]
Proceeds from ordinary shares					$ 3,576
Royalties		$ 3,000
Subsequent Events [Member] | Miza [Member]
Events After the Reporting Date [Line Items]
Enterprise value			$ 3,300	$ 4.5
Cash position			$ 1,000
Ordinary shares (in Shares) | shares			48,000,000			48,000,000
Subsequent Events [Member] | SciSparc [Member]
Events After the Reporting Date [Line Items]
Assets			$ 11,600			$ 15.8
Subsequent Events [Member] | SciSparc [Member] | Bottom of range [member]
Events After the Reporting Date [Line Items]
Stakeholder's entity range			75.00%			75.00%
Subsequent Events [Member] | SciSparc [Member] | Top of range [member]
Events After the Reporting Date [Line Items]
Stakeholder's entity range			84.53%			84.53%
Subsequent Events [Member] | SEPA [Member]
Events After the Reporting Date [Line Items]
Ordinary shares (in Shares) | shares					4,817,626
Subsequent Events [Member] | Common shares [Member]
Events After the Reporting Date [Line Items]
Ordinary shares (in Shares) | shares			63,300,000			63,300,000
Forecast [Member]
Events After the Reporting Date [Line Items]
Issued and outstanding shares percentage	52.73%
Ownership percentage	27.00%
Cash consideration received	$ 700
Number of shares valuation	$ 8,000
Forecast [Member] | SciSparc [Member]
Events After the Reporting Date [Line Items]
Ownership percentage	73.00%
Cash consideration received	$ 700
Forecast [Member] | SciSparc [Member] | Bottom of range [member]
Events After the Reporting Date [Line Items]
Consideration paid	5,000
Forecast [Member] | SciSparc [Member] | Top of range [member]
Events After the Reporting Date [Line Items]
Consideration paid	7,000
Forecast [Member] | MitoCareX [Member]
Events After the Reporting Date [Line Items]
Number of shares valuation	$ 5,000